Trade and Other Payables - Summary of Trade and Other Payables (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Trade and other payables [abstract]
Trade payables and accrued expenses	$ 460,991	$ 430,585
Personnel accrued expenses	167,644	170,621
Dividend payable	38,611	37,984
Trade and other payables	$ 667,246	$ 639,190	[1]

[1]	Recast for adjustments to provisional amounts of Daseke prior year’s business combination (see note 5c))